Condensed consolidating financial information - Schedule of Consolidated Balance Sheets (Details) - GBP (£) £ in Millions	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2017
Assets
Cash and balances at central banks	£ 67,948	£ 58,521	£ 58,521	£ 58,521
Items in course of collection from banks	702	755	755	755
Financial assets at fair value through profit or loss	172,361	176,008	162,878	176,008
Derivative financial instruments	26,955	25,474	25,834	25,474
Loans and receivables:
Loans and advances to banks	6,674		6,611	4,246
Loans and advances to customers.	469,025		472,498	461,016
Debt instruments held	4,281		3,643	3,314
Financial assets at amortised cost	479,980		482,752	468,576
Financial assets at fair value through other comprehensive income	31,300	42,917		42,917
Available-for-sale financial assets			42,098
Goodwill	2,310	2,310	2,310	2,310
Value of in-force business	5,032	4,839	4,839	4,839
Other intangible assets	3,061	2,835	2,835	2,835
Property, plant and equipment	12,577	12,727	12,727	12,727
Current tax recoverable		16	16	16
Deferred tax assets	2,324	2,609	2,284	2,609
Retirement benefit assets	1,584	723	723	723
Other assets	23,645	12,872	13,537	12,872
Total assets	829,779	811,182	812,109	811,182
Liabilities
Deposits from banks	30,934	29,804	29,804	29,804
Customer deposits	421,609	418,124	418,124	418,124
Items in course of transmission to banks	849	584	584	584
Financial liabilities at fair value through profit or loss	45,777	50,935	50,877	50,935
Derivative financial instruments	25,561	26,124	26,124	26,124
Debt securities in issue	90,293	72,402	72,450	72,402
Other liabilities	23,622	20,741	20,730	20,741
Defined benefit plan liabilities	265	358	358	358
Other provisions	4,642	5,789	5,546	5,789
Subordinated liabilities	17,637	17,922	17,922	17,922
Total liabilities	781,236	763,230	762,966	763,230
Equity
Shareholders equity	48,295		48,906	47,715
Non-controlling interests	248	237	237	237
Total equity	48,543	47,952	49,143	47,952
Total equity and liabilities	829,779	811,182	812,109	£ 811,182
Company
Assets
Financial assets at fair value through profit or loss	2
Derivative financial instruments	289		265
Loans and receivables:
Due from fellow Lloyds Banking Group undertakings	20,190		14,698
Financial assets at amortised cost	20,190		14,698
Current tax recoverable	48		724
Deferred tax assets	11		22
Investment in subsidiary undertakings, including assets held for sale	47,128		44,863
Other assets	1,054		961
Total assets	68,722		61,533
Liabilities
Due to fellow Lloyds Banking Group undertakings	131		2,168
Derivative financial instruments	273		327
Debt securities in issue	17,210		10,886
Other liabilities	1,047		935
Subordinated liabilities	5,835		3,993
Total liabilities	24,496		18,309
Equity
Shareholders equity	38,871		37,869
Other equity instruments	5,355		5,355
Total equity excluding non-controlling interests	44,226		43,224
Total equity	44,226		43,224
Total equity and liabilities	68,722		61,533
Lloyds Bank
Assets
Cash and balances at central banks	59,697		55,835
Items in course of collection from banks	483		490
Financial assets at fair value through profit or loss	34,325		43,977
Derivative financial instruments	25,576		26,764
Loans and receivables:
Due from fellow Lloyds Banking Group undertakings	170,872		180,772
Financial assets at amortised cost	348,216		358,369
Financial assets at fair value through other comprehensive income	32,124
Available-for-sale financial assets			42,566
Other intangible assets	1,701		1,415
Property, plant and equipment	3,148		3,252
Deferred tax assets	2,012		1,995
Retirement benefit assets	1,128		673
Investment in subsidiary undertakings, including assets held for sale	32,816		40,500
Other assets	4,555		1,117
Total assets	545,781		576,953
Liabilities
Deposits from banks	6,955		7,538
Customer deposits	237,411		234,397
Due to fellow Lloyds Banking Group undertakings	94,561		112,769
Items in course of transmission to banks	565		304
Financial liabilities at fair value through profit or loss	39,767
Trading and other financial liabilities at fair value through profit or loss			51,045
Derivative financial instruments	22,609		28,267
Debt securities in issue	77,485		66,249
Other liabilities	3,576		3,425
Defined benefit plan liabilities	139		143
Current tax liabilities	113		105
Other provisions	1,984		2,593
Subordinated liabilities	9,242		9,341
Total liabilities	494,407		516,176
Equity
Shareholders equity	48,157		57,560
Other equity instruments	3,217		3,217
Total equity excluding non-controlling interests	51,374		60,777
Total equity	51,374		60,777
Total equity and liabilities	545,781		576,953
Subsidiaries
Assets
Cash and balances at central banks	8,251		2,686
Items in course of collection from banks	219		265
Financial assets at fair value through profit or loss	139,215		126,864
Derivative financial instruments	32,550		14,785
Loans and receivables:
Due from fellow Lloyds Banking Group undertakings	103,108		119,914
Financial assets at amortised cost	405,514		417,772
Financial assets at fair value through other comprehensive income	1,261
Available-for-sale financial assets			1,582
Goodwill	2,331		2,332
Value of in-force business	4,798		4,590
Other intangible assets	339		345
Property, plant and equipment	9,478		9,526
Current tax recoverable			26
Deferred tax assets	1,245		2,285
Retirement benefit assets	468		69
Other assets	18,437		12,107
Total assets	624,106		595,234
Liabilities
Deposits from banks	23,981		22,268
Customer deposits	184,132		183,830
Due to fellow Lloyds Banking Group undertakings	171,285		179,952
Items in course of transmission to banks	284		280
Financial liabilities at fair value through profit or loss	10,660
Trading and other financial liabilities at fair value through profit or loss			53
Derivative financial instruments	34,139		13,510
Notes in circulation	1,140		1,313
Debt securities in issue	18,804		15,847
Liabilities arising from insurance contracts and participating investment contracts	103,544		103,434
Liabilities arising from non-participating investment contracts	15,179		15,447
Other liabilities	24,516		18,480
Defined benefit plan liabilities	127		134
Current tax liabilities	119		1,242
Deferred tax liabilities			779
Other provisions	2,854		2,865
Subordinated liabilities	6,300		8,288
Total liabilities	597,064		567,722
Equity
Shareholders equity	25,707		25,470
Other equity instruments	1,087		1,805
Total equity excluding non-controlling interests	26,794		27,275
Non-controlling interests	248		237
Total equity	27,042		27,512
Total equity and liabilities	624,106		595,234
Consolidation adjustments
Assets
Financial assets at fair value through profit or loss	(1,181)		(7,963)
Derivative financial instruments	(31,460)		(15,980)
Loans and receivables:
Due from fellow Lloyds Banking Group undertakings	(294,170)		(315,384)
Financial assets at amortised cost	(293,940)		(308,087)
Financial assets at fair value through other comprehensive income	(2,085)
Available-for-sale financial assets			(2,050)
Goodwill	(21)		(22)
Value of in-force business	234		249
Other intangible assets	1,021		1,075
Property, plant and equipment	(49)		(51)
Current tax recoverable	(48)		(734)
Deferred tax assets	(944)		(2,018)
Retirement benefit assets	(12)		(19)
Investment in subsidiary undertakings, including assets held for sale	(79,944)		(85,363)
Other assets	(401)		(648)
Total assets	(408,830)		(421,611)
Liabilities
Deposits from banks	(2)		(2)
Customer deposits	66		(103)
Due to fellow Lloyds Banking Group undertakings	(265,977)		(294,889)
Financial liabilities at fair value through profit or loss	(4,650)
Trading and other financial liabilities at fair value through profit or loss			(221)
Derivative financial instruments	(31,460)		(15,980)
Debt securities in issue	(23,206)		(20,532)
Liabilities arising from insurance contracts and participating investment contracts	(20)		(21)
Other liabilities	(5,517)		(2,110)
Defined benefit plan liabilities	(1)		81
Current tax liabilities	(28)		(1,073)
Deferred tax liabilities			(779)
Other provisions	(196)		88
Subordinated liabilities	(3,740)		(3,700)
Total liabilities	(334,731)		(339,241)
Equity
Shareholders equity	(69,795)		(77,348)
Other equity instruments	(4,304)		(5,022)
Total equity excluding non-controlling interests	(74,099)		(82,370)
Total equity	(74,099)		(82,370)
Total equity and liabilities	(408,830)		(421,611)
Group
Assets
Cash and balances at central banks	67,948		58,521
Items in course of collection from banks	702		755
Financial assets at fair value through profit or loss	172,361		162,878
Derivative financial instruments	26,955		25,834
Loans and receivables:
Financial assets at amortised cost	479,980		482,752
Financial assets at fair value through other comprehensive income	31,300
Available-for-sale financial assets			42,098
Goodwill	2,310		2,310
Value of in-force business	5,032		4,839
Other intangible assets	3,061		2,835
Property, plant and equipment	12,577		12,727
Current tax recoverable			16
Deferred tax assets	2,324		2,284
Retirement benefit assets	1,584		723
Other assets	23,645		13,537
Total assets	829,779		812,109
Liabilities
Deposits from banks	30,934		29,804
Customer deposits	421,609		418,124
Items in course of transmission to banks	849		584
Financial liabilities at fair value through profit or loss	45,777
Trading and other financial liabilities at fair value through profit or loss			50,877
Derivative financial instruments	25,561		26,124
Notes in circulation	1,140		1,313
Debt securities in issue	90,293		72,450
Liabilities arising from insurance contracts and participating investment contracts	103,524		103,413
Liabilities arising from non-participating investment contracts	15,179		15,447
Other liabilities	23,622		20,730
Defined benefit plan liabilities	265		358
Current tax liabilities	204		274
Other provisions	4,642		5,546
Subordinated liabilities	17,637		17,922
Total liabilities	781,236		762,966
Equity
Shareholders equity	42,940		43,551
Other equity instruments	5,355		5,355
Total equity excluding non-controlling interests	48,295		48,906
Non-controlling interests	248		237
Total equity	48,543		49,143
Total equity and liabilities	829,779		812,109
Loans and receivables
Loans and receivables:
Loans and advances to banks			6,611
Loans and advances to customers.			472,498
Debt instruments held			3,643
Financial assets at amortised cost			482,752
Loans and receivables | Lloyds Bank
Loans and receivables:
Loans and advances to banks			3,611
Loans and advances to customers.			170,804
Debt instruments held			3,182
Loans and receivables | Subsidiaries
Loans and receivables:
Loans and advances to banks			2,975
Loans and advances to customers.			294,463
Debt instruments held			420
Loans and receivables | Consolidation adjustments
Loans and receivables:
Loans and advances to banks			25
Loans and advances to customers.			7,231
Debt instruments held			41
Loans and receivables | Group
Loans and receivables:
Loans and advances to banks			6,611
Loans and advances to customers.			472,498
Debt instruments held			£ 3,643
At amortised cost
Loans and receivables:
Loans and advances to banks		4,246
Loans and advances to customers.		461,016
Debt instruments held		3,314
Financial assets at amortised cost		£ 468,576
At amortised cost | Lloyds Bank
Loans and receivables:
Loans and advances to banks	3,716
Loans and advances to customers.	169,501
Debt instruments held	4,127
At amortised cost | Subsidiaries
Loans and receivables:
Loans and advances to banks	2,933
Loans and advances to customers.	299,326
Debt instruments held	147
At amortised cost | Consolidation adjustments
Loans and receivables:
Loans and advances to banks	25
Loans and advances to customers.	198
Debt instruments held	7
At amortised cost | Group
Loans and receivables:
Loans and advances to banks	6,674
Loans and advances to customers.	469,025
Debt instruments held	£ 4,281